3. MINING CLAIMS (Details) (USD $)	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2011
Total mining and equipment activity	$ 865,700	$ 865,700	$ 865,700
Accumulated impairment of mining claims	(615,700)	(615,700)	(615,700)
Total Mining Claims	250,000	250,000	250,000
Midas Placer Mining Claim fully impaired
Total mining and equipment activity	565,700	565,700	565,700
Tarantula Mining Claim
Total mining and equipment activity	250,000	250,000	250,000
Osiris Gold Joint Venture fully impaired
Total mining and equipment activity	$ 50,000	$ 50,000	$ 50,000